SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,313	$ 4,477	$ 13,059
Less: accumulated depreciation	(2,722)	(2,660)	(5,841)
Property and equipment, net	1,591	1,817	7,218
Leasehold Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			8,089
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,665	2,723	1,938
Office Equipment and Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,648	$ 1,754	$ 3,032